NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 3 - NOTES PAYABLE

7% Two Year Notes

As of June 30, 2012, we had outstanding $1,528,167 of two-year promissory notes that we have issued to various investors starting in 2010. Interest accrues on the notes at the rate of 7% per year, and is payable monthly, except for notes issued to New Vision Financial, Ltd., which provide that interest is payable annually. Principal and interest due on the notes is convertible into shares of Class A Common Stock at the election of the holder at conversion prices ranging from $0.015 to $0.275 per share. The conversion price of the notes is set at the market price of the Class A Common Stock on the date of issuance. The notes mature at various dates ranging from July 8, 2012 to June 22, 2014. During the six months ended June 30, 2011, we issued $879,342 of new notes.

During the six months ended June 30, 2012, we issued 10,925,188 shares of our common stock upon conversion of notes payable with an aggregate principal amount of $500,000.

During the six months ended June 30, 2012, we issued 84,337,610 shares of our common stock upon conversion of notes payable with an aggregate principal amount of $3,153,076. These conversions were at prices lower than the conversion price at the date of issuance. The conversion of the notes at discounts to their stated conversion prices resulted in the recognition of an additional expense of $2,056,627 and a corresponding increase to paid in capital.

The maturities of two-year notes payable are as follows:

2012	$ 292,000
2013	334,780
2014	901,387
Total	1,528,167

Less current maturities	(333,000)

Long term debt	$ 1,195,167

Land Purchase Note

On December 3, 2009, we executed a promissory note for $225,000 as partial consideration for the purchase of land in Idaho. The promissory note is payable without interest in ten annual installments of $22,500 each, with the first installment being due on January 1, 2010. The balance due on the note at June 30, 2012 was $157,485.

Iliad Research and Trading, LP Convertible Note

On March 30, 2012 we issued a convertible promissory note to Iliad Research and Trading, LP ("Iliad") in the original principal amount of $566,500. Our net proceeds were $500,000, after deducting original issue discount of $51,500 and attorney's fees and costs of the investor of $15,000. The note bears interest at 8% per annum, and is payable in twelve monthly installments beginning on October 1, 2012 and continuing for each of the next eleven calendar months. Each monthly payment will be equal to $47,208.33, plus any accrued and unpaid interest as of the installment date. Any installment payment may be either cash or shares of common stock, at our election, except that we may not pay less than six of the twelve installments in shares of common stock. Also, of the first six installment payments not less than three must be in shares of common stock, and of the last six installment payments not less than three must be in shares of common stock. If we make an installment payment in cash that we are required to make in shares of common stock, then we will be required to pay a 25% penalty on the amount of the installment payment. The note is convertible into shares of Class A Common Stock at $0.04 per share, subject to adjustment downward under certain circumstances defined in the note.

JMJ Financial Convertible Note

On June 4, 2012, we issued a convertible promissory note in the original principal amount of $315,000 to JMJ Financial. The note bears interest at the rate of 5% per annum. All principle and accrued interest is due and payable under the note on December 4, 2013. The note is convertible into shares of Class A Common Stock at any time at the option of the holder. The conversion price is equal to 80% of the three lowest daily average trading prices of our Class A Common Stock during the 15 trading days preceding any conversion. We received gross proceeds of $300,000, which was net of original issue discount of $15,000. We cannot prepay any part of the note without the prior consent of the holder. The note is subject to standard default provisions.

We also issued the holder a warrant to purchase 10,000,000 shares of Class A Common Stock for $0.03 per share at any time until June 4, 2016. The warrant must be exercised for cash, unless after the earlier of (i) the six (6) month anniversary of the date of the Purchase Agreement and (ii) the completion of the then-applicable holding period required by Rule 144, there is no effective registration statement registering shares issuable upon exercise of the warrant, in which event the holder may exercise the warrant on a "cashless basis."

The holder has the right to loan us up to $1,000,000 more in multiple transactions on the same or better terms for a three year period following the date of this transaction. We also granted the holder piggyback registration rights, under which we are required to include all shares issuable upon conversion of the Note in any future registration statement filed by the us, other than a registration statement filed on Form S-8 or a registration statement that is a post-effective amendment to a registration statement that is in effect on the date of the Purchase Agreement.

In connection with the loan from JMJ Financial, we also issued to Iliad a warrant to 16,666,667 shares of Common Stock at an exercise price of $0.3 per share until June 4, 2016. The form of warrant issued to Iliad is the same as the form of warrant issued to JMJ.

NOTE 8 - NOTES PAYABLE

In 2011 and 2010, we issued two-year promissory notes with an aggregate principal amount of $2,658,044 and $2,602,686, respectively, to various investors. Interest accrues on the notes at the rate of 7% per year, and is payable monthly, except for notes issued to New Vision Financial, Ltd., which provide that interest is payable annually. Principal and interest due on the notes is convertible into shares of Class A Common Stock at the election of the holder at conversion prices ranging from $0.041 to $0.2755 per share. The conversion price of the notes is set at the market price of the Class A Common Stock on the date of issuance. The notes mature at various dates ranging from January 5, 2012 to December 28, 2013.

In 2011, we issued a $25,000 convertible note to an investor. The note has a term of two years, and accrues interest at 7% per annum payable monthly. Principal and interest due on the notes is convertible, at the election of the holder, either into 17 oz. of gold bars that are 99.999% pure. The note matures on December 12, 2013. The note was converted into 17oz. of gold in February 2012.

On December 3, 2009, we executed a promissory note for $225,000 as partial consideration for the purchase of land in Idaho. (See Note 4 - Purchase of Mining Property). The promissory note is payable without interest in ten annual installments of $22,500 each, with the first installment being due on January 1, 2010.

The maturities of notes payable are as follows:

2011	$ 1,669,367
2012	2,699,489
Total	$ 4,368,856

Less current maturities	(1,669,367)
Long term debt	$ 2,699,489

During 2011, we issued 5,898,483 shares of our Class A common stock upon conversion of notes payable with an aggregate principal amount of $492,600.

During 2011, we issued 1,481,098 shares of our Class B common stock upon conversion of notes payable with an aggregate principal amount of $60,725.

During 2010, we issued 43,641,549 shares of our Class A common stock upon conversion of notes payable with an aggregate principal amount of $2,449,065.

On December 31, 2011 and 2010, the outstanding principal balance on the two-year promissory notes was $4,368,856 and $2,236,967, respectively.

At December 31, 2011, an aggregate of 55,637,028 shares of Class A Common Stock were issuable upon conversion of the notes.